Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,786	$ 13,372	$ 12,113	$ 15,335	$ 17,828	$ 21,133	$ 17,252	$ 21,082	$ 24,769	$ 30,302
MSCI All Country World Index - USD Net Returns
Account Value [Line Items]
Accumulated Value	10,000	10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Accumulated Value	10,000	11,409	12,199	11,969	13,786	14,843	15,533	13,890	15,634	16,692	18,158
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Accumulated Value	10,000	10,167	10,419	10,522	11,191	11,624	11,503	10,144	10,656	10,784	11,710
MSCI World Index - USD Net Returns
Account Value [Line Items]
Accumulated Value	10,000	10,751	13,159	12,013	15,337	17,776	21,654	17,726	21,942	26,039	31,532
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Account Value [Line Items]
Accumulated Value	10,000	11,409	12,199	11,969	13,786	14,843	15,533	13,890	15,634	16,692	18,158
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Accumulated Value	10,000	10,167	10,419	10,522	11,191	11,624	11,503	10,144	10,656	10,784	11,710
MSCI World Index - USD Net Returns
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,751	$ 13,159	$ 12,013	$ 15,337	$ 17,776	$ 21,654	$ 17,726	$ 21,942	$ 26,039	$ 31,532